Note 7 - Cash and Cash Equivalents (Tables)	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of information about cash and cash equivalents [text block]
	November 30,	November 30,
	2022	2021
	($)	($)
Cash and cash equivalents consist of:
Cash at bank and on hand	5,425	2,182
Guaranteed Investment Certificates	2,900	9,476
Total	8,325	11,658